Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
Computers, peripheral, and scientific equipment [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office furniture and equipment [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years